Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 TR INDEX(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	RUSSELL 1000® VALUE INDEX (1)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		15.91%	11.33%	10.53%
Concorde Blended (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CONCORDE BLENDED (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.13%	5.64%	6.13%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		BLOOMBERG US AGGREGATE BOND INDEX(1) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Concorde Wealth Management Fund class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.94%	8.27%	8.13%
Concorde Wealth Management Fund class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.61%	6.81%	7.04%
Concorde Wealth Management Fund class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.36%	6.24%	6.36%

[1]	The FUND uses the Russell 1000 Value Index and the Bloomberg US Aggregate Bond Index as additional indices because they compare the FUND’s performance with the returns of indices holding investments similar to those of the FUND. For additional information on the indices, please see “Index Descriptions” in this Prospectus.